Federated Hermes Kaufmann Fund
(formerly, Federated Kaufmann Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—83.7%
		Communication Services—0.6%
1,056,162	[1,2]	ZoomInfo Technologies, Inc.	$43,165,341
		Consumer Discretionary—6.2%
161,100	[1]	Alibaba Group Holding Ltd., ADR	40,439,322
23,950	[1]	Amazon.com, Inc.	75,794,086
45,700	[1]	Bright Horizons Family Solutions, Inc.	4,900,868
127,000	[1]	Etsy, Inc.	15,034,260
655,000	[1]	Floor & Decor Holdings, Inc.	43,164,500
72,800	[1]	GrubHub, Inc.	5,259,072
98,000		Hilton Worldwide Holdings, Inc.	7,354,900
71,400		Home Depot, Inc.	18,955,986
150,000	[1,2]	Just Eat Takeaway	16,218,112
637,300		Las Vegas Sands Corp.	27,811,772
128,503	[1]	Lululemon Athletica, Inc.	41,839,292
575,000		Moncler S.p.A	22,220,985
24,740,000		NagaCorp Ltd.	26,422,999
195,500	[1]	Planet Fitness, Inc.	10,205,100
58,800		Vail Resorts, Inc.	11,291,364
570,000	[2]	Wingstop, Inc.	89,062,500
520,000	[1]	YETI Holdings, Inc.	25,422,800
		TOTAL	481,397,918
		Consumer Staples—0.4%
19,600		Costco Wholesale Corp.	6,380,388
100,000	[1]	Freshpet, Inc.	9,605,000
300,000	[1]	Grocery Outlet Holding Corp.	13,197,000
		TOTAL	29,182,388
		Energy—0.6%
2,000,000	[1,2]	New Fortress Energy LLC	43,200,000
		Financials—4.3%
840,000	[2]	Apollo Global Management LLC	41,244,000
3,445,000		Ashmore Group PLC	17,721,686
85,350		BlackRock, Inc.	49,077,104
260,000		Exor NV	14,709,226
1	[1,3,4]	FA Private Equity Fund IV LP	217,068
4,650,000		FinecoBank Banca Fineco SPA	67,786,677
49,500		Goldman Sachs Group, Inc.	9,799,020
775,000		Hamilton Lane, Inc.	55,986,000
1	[1,3,4]	Infrastructure Fund	0
1,200,000		KKR & Co., Inc, Class Common	42,444,000
35,000	[1]	Markel Corp.	36,558,900
		TOTAL	335,543,681

Shares			Value
		COMMON STOCKS—continued
		Health Care—31.0%
400,000		Abbott Laboratories	$40,256,000
925,992	[1,2]	Akouos, Inc.	18,103,144
1,115,000	[1]	Albireo Pharma, Inc	31,509,900
2,540,079	[1,2]	Alector, Inc.	39,803,038
1,266,686	[1,2]	Amphastar Pharmaceuticals, Inc.	25,359,054
270,979	[1,2]	Annexon, Inc.	4,939,947
1	[3,4]	Apollo Investment Fund V	86,128
550,000	[1]	Arcturus Therapeutics Holdings, Inc.	28,726,500
1,038,400	[1]	Argenx SE	239,288,830
538,994	[1,2]	Avidity Biosciences LLC	15,194,241
384,300	[1,2]	Avrobio, Inc.	6,513,885
800,000	[1]	Boston Scientific Corp.	30,856,000
300,000	[1,2]	CRISPR Therapeutics AG	25,638,000
3,385,000	[1]	Calithera Biosciences, Inc.	15,909,500
1,781,000	[1]	Catabasis Pharmaceuticals, Inc.	10,294,180
715,000	[1]	Catalent, Inc.	62,448,100
4,939,007	[1]	Corcept Therapeutics, Inc.	73,838,155
285,000		Danaher Corp.	58,083,000
296,000	[1,2]	Dexcom, Inc.	128,919,840
5,950,000	[1,2]	Dynavax Technologies Corp.	48,254,500
910,000	[1,2]	Editas Medicine, Inc.	26,717,600
267,000	[1]	Edwards Lifesciences Corp.	20,935,470
121,800	[1,2]	Fate Therapeutics, Inc.	3,808,686
770,000	[1,2,4]	Frequency Therapeutics, Inc.	16,277,800
205,800	[1,3,4]	Frequency Therapeutics, Inc., PIPE	3,521,329
500,000	[1,2]	GW Pharmaceuticals PLC, ADR	63,815,000
440,000	[1]	Galapagos NV	82,243,098
670,000	[1,2]	Galapagos NV, ADR	123,373,800
1,731,328	[1]	Gamida Cell Ltd.	6,942,625
251,393	[1]	Genmab A/S	86,260,466
576,734	[1]	Genmab A/S, ADR	19,718,535
450,000	[1,2]	Gossamer Bio, Inc.	5,364,000
95,804	[1]	Hangzhou Tigermed Consulting Co., Ltd.	1,249,825
59,300	[1]	IDEXX Laboratories, Inc.	23,586,575
50,300	[1]	Illumina, Inc.	19,222,648
400,000	[1,3]	Immatics N.V., Restricted	3,828,000
340,600	[1,2]	Immatics N.V.	3,865,810
255,000	[1,2]	Insulet Corp.	51,856,800
24,900	[1]	Intuitive Surgical, Inc.	17,067,456
487,000	[1,2]	Kaleido Biosciences, Inc.	2,907,390
1	[1,3,4]	Latin Healthcare Fund	319,743
246,885	[1]	Legend Biotech Corp., ADR	8,700,227
1,358,398	[1]	Merus NV	18,596,469
5,200,000	[1,2]	Minerva Neurosciences, Inc.	18,122,000
970,000	[1,2]	Moderna, Inc.	71,877,000
781,736	[1]	Molecular Partners AG	14,838,804

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
243,750	[1]	Orchard Therapeutics PLC, ADR	$1,252,875
2,100,000	[1,2]	Otonomy, Inc.	7,371,000
375,000	[1,2]	PDS Biotechnology Corp.	1,372,500
250,000	[1]	Repligen Corp.	37,727,500
1,013,600	[1,2]	Rhythm Pharmaceuticals, Inc.	19,481,392
60,000	[1]	Sarepta Therapeutics, Inc.	9,211,200
536,000	[1]	Scynexis, Inc.	3,473,280
1,000,000	[1,2]	Seres Therapeutics, Inc.	3,740,000
959,018	[1,3]	Soteira, Inc.	0
385,000	[1,2]	Stoke Therapeutics, Inc.	9,698,150
115,000		Stryker Corp.	22,229,500
850,000	[1]	Tandem Diabetes Care, Inc.	88,791,000
182,800	[1]	Teladoc, Inc.	43,438,764
1,000,000	[1]	Translate Bio, Inc.	15,190,000
870,829	[1]	TransMedics Group, Inc.	15,727,172
1,890,000	[1,2]	Ultragenyx Pharmaceutical, Inc.	147,722,400
1,870,000	[1]	UniQure N.V.	78,035,100
715,000	[1]	Veeva Systems, Inc.	189,167,550
879,000	[1]	Zai Lab Ltd., ADR	66,900,690
110,900	[1]	Zentalis Pharmaceuticals, LLC	3,826,050
916,000	[1]	Zogenix, Inc.	21,791,640
		TOTAL	2,405,186,861
		Industrials—6.7%
1,025,000	[1,2]	Azul S.A., ADR	11,828,500
266,600	[1,2]	Colfax Corp.	7,752,728
129,000	[1]	CoStar Group, Inc.	109,619,040
660,000	[1,2]	Dun & Bradstreet Holdings, Inc.	16,830,000
100,000	[1]	FTI Consulting, Inc.	11,944,000
115,000	[1]	Generac Holdings, Inc.	18,121,700
361,900	[2]	HEICO Corp.	34,785,828
386,000		IHS Markit Ltd.	31,161,780
150,000		L3Harris Technologies, Inc.	25,249,500
1,300,000	[1]	Mercury Systems, Inc.	100,659,000
177,600	[2]	Roper Technologies, Inc.	76,803,120
283,600	[1]	Trex Co., Inc.	39,513,988
210,000		Verisk Analytics, Inc.	39,629,100
		TOTAL	523,898,284
		Information Technology—17.0%
44,408	[1]	Adobe, Inc.	19,731,363
1,255,000	[1]	Advanced Micro Devices, Inc.	97,174,650
189,500	[1,2]	Ansys, Inc.	58,858,700
44,000		Broadcom, Inc.	13,937,000
195,143	[1,2]	Coupa Software, Inc.	59,801,572
97,500	[1]	DocuSign, Inc.	21,140,925
324,725	[1]	Envestnet, Inc.	26,367,670
190,300	[1,2]	Everbridge, Inc.	27,174,840

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,059,322	[1,3,4]	Expand Networks Ltd.	$0
80,000	[2]	FLIR Systems, Inc.	3,332,800
291,400		Fidelity National Information Services, Inc.	42,634,734
1,345,000	[1,2]	GDS Holdings Ltd., ADR	107,990,050
268,000	[1]	GoDaddy, Inc.	18,835,040
1,350,000		Marvell Technology Group Ltd.	49,234,500
565,973	[1,2]	Medallia, Inc.	17,392,350
1,725,000	[1]	Nexi SpA	31,010,020
1,794,674	[1,2]	PagSeguro Digital Ltd.	68,610,387
500,000	[1]	Q2 Holdings, Inc.	47,025,000
1,185,000	[1]	Radware Ltd.	30,276,750
560,000	[1,2]	Rapid7, Inc.	33,359,200
171,500	[1]	RealPage, Inc.	10,806,215
100,000	[1]	Salesforce.com, Inc.	19,485,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
251,887	[1]	ServiceNow, Inc.	110,628,770
209,000	[1]	Shopify, Inc.	214,016,000
375,000	[1]	Splunk, Inc.	78,682,500
175,500	[1]	Tyler Technologies, Inc.	62,697,375
292,315	[1]	Workday, Inc.	52,885,630
		TOTAL	1,323,089,041
		Materials—15.3%
2,000,000	[2,4]	Agnico Eagle Mines Ltd.	158,980,000
10,950,000		B2Gold Corp.	75,863,974
365,000		Ball Corp.	26,874,950
4,200,000		Barrick Gold Corp.	121,422,000
2,000,000	[1,2]	Endeavour Financial Corp.	53,887,790
275,000		Franco-Nevada Corp.	43,956,475
7,773,661	[1]	Kinross Gold Corp.	72,839,203
1,700,000		Kirkland Lake Gold Ltd.	92,820,000
3,000,000		Newcrest Mining Ltd.	75,991,575
2,054,305		Newmont Corp.	142,157,906
2,400,000	[2]	Osisko Gold Royalties Ltd.	28,152,000
271,670		Pan American Silver Corp.	10,149,591
2,725,000	[1,2]	Pretium Resources, Inc.	25,805,750
144,142		Scotts Miracle-Gro Co.	22,856,597
122,987		Sherwin-Williams Co.	79,685,737
385,000		Vulcan Materials Co.	45,206,700
950,000	[2]	Wheaton Precious Metals Corp.	51,613,500
9,725,000		Yamana Gold, Inc.	63,309,750
		TOTAL	1,191,573,498
		Real Estate—1.6%
596,400		Americold Realty Trust	24,064,740
185,900		Crown Castle International Corp.	30,989,530
242,800		Easterly Government Properties, Inc.	5,936,460
920,000		JBG Smith Properties	26,689,200
624,300		MGM Growth Properties LLC	17,068,362

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
342,500		Ryman Hospitality Properties	$10,966,850
245,000		STAG Industrial, Inc.	7,987,000
		TOTAL	123,702,142
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,038,650,575)	6,499,939,154
		PREFERRED STOCK—0.0%
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C (IDENTIFIED COST $5,000,001)	0
		WARRANTS—0.1%
		Health Care—0.1%
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants, 2/8/2024	1,106,990
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	1,116,806
3,445,000	[1]	ContraFect Corp., Warrants, 7/20/2022	429,247
1,735,000	[1]	ContraFect Corp., Warrants, 7/27/2021	68,706
377,500	[1]	Dynavax Technologies Corp., Warrants, 2/12/2022	2,233,668
170,300	[1]	Immatics N.V., Warrants, 12/31/2025	642,031
1,017,000	[1]	Scynexis, Inc., Warrants, 3/8/2023	137,804
848,250	[1]	Scynexis, Inc., Warrants, 4/6/2021	2,205
		TOTAL WARRANTS (IDENTIFIED COST $557,932)	5,737,457
		INVESTMENT COMPANIES—23.4%
101,720,853		Federated Government Obligations Fund, Premier Shares, 0.10%[5]	101,720,853
1,718,570,946		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[5]	1,719,602,088
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,820,303,975)	1,821,322,941
		TOTAL INVESTMENT IN SECURITIES—107.2% (IDENTIFIED COST $4,864,512,483)	8,326,999,552
		OTHER ASSETS AND LIABILITIES - NET—(7.2)%[6]	(561,981,319)
		TOTAL NET ASSETS—100%	$7,765,018,233

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2020, were as follows:
	Balance of Shares Held 10/31/2019	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 7/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*
Consumer Discretionary:
Wingstop, Inc.	547,400	43,100	(20,500)	570,000	$89,062,500	$41,831,427	$672,734	$193,109
Energy:
New Fortress Energy LLC	1,200,000	800,000	—	2,000,000	$43,200,000	$10,048,402	—	—
Health Care:
Akouos, Inc.	—	925,992	—	925,992	$18,103,144	$(1,531,171)	—	—
Albireo Pharma, Inc	960,000	155,000	—	1,115,000	$31,509,900	$10,619,700	—	—
Alector, Inc.	2,100,000	785,079	(345,000)	2,540,079	$39,803,038	$(3,997,131)	$(385,898)	—
Amphastar Pharmaceuticals, Inc.	815,000	451,686	—	1,266,686	$25,359,054	$744,049	—	—
Arcturus Therapeutics Holdings, Inc.	—	550,000	—	550,000	$28,726,500	$423,500	—	—
Argenx SE**	1,185,000	132,803	(279,403)	1,038,400	$239,288,830	$76,735,761	$33,249,355	—
Calithera Biosciences, Inc.	3,100,000	285,000	—	3,385,000	$15,909,500	$5,200,250	—	—
Catabasis Pharmaceuticals, Inc.	1,580,000	201,000	—	1,781,000	$10,294,180	$1,325,980	—	—
Catabasis Pharmaceuticals, Inc., Warrants, 2/8/2024	421,550	—	—	421,550	$1,106,990	$80,763	—	—
Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	801,900	—	—	801,900	$1,116,806	$(50,392)	—	—
ContraFect Corp., Warrants, 7/27/2021	1,735,000	—	—	1,735,000	$68,706	$9,022	—	—
ContraFect Corp., Warrants, 7/20/2022	3,445,000	—	—	3,445,000	$429,247	$234,260	—	—
Corcept Therapeutics, Inc.**	8,640,000	—	(3,700,993)	4,939,007	$73,838,155	$(42,134,582)	$36,165,034	—
Dynavax Technologies Corp.	4,600,000	1,575,000	(225,000)	5,950,000	$48,254,500	$19,215,280	$(514,348)	—
Dynavax Technologies Corp., Warrants, 2/12/2022	377,500	—	—	377,500	$2,233,668	$1,161,228	—	—
Merus NV.	—	1,358,398	—	1,358,398	$18,596,469	$(401,574)	—	—
Minerva Neurosciences, Inc.	7,490,000	—	(2,290,000)	5,200,000	$18,122,000	$1,550,715	$(1,138,015)	—
Molecular Partners AG	—	789,230	(7,494)	781,736	$14,838,804	$1,807,234	$34,906	—
Otonomy, Inc.	—	2,100,000	—	2,100,000	$7,371,000	$342,201	—	—
Rhythm Pharmaceuticals, Inc.	1,013,600	—	—	1,013,600	$19,481,392	$(2,128,560)	—	—
Scynexis, Inc.***	5,360,000	—	(4,824,000)	536,000	$3,473,280	$(2,797,920)	—	—
Scynexis, Inc., Warrants, 4/6/2021	848,250	—	—	848,250	$2,205	$(122,064)	—	—
Scynexis, Inc., Warrants, 3/8/2023	1,017,000	—	—	1,017,000	$137,804	$(315,981)	—	—
Soteira, Inc.	959,018	—	—	959,018	—	—	—	—
TransMedics Group Inc	—	870,829	—	870,829	$15,727,172	$3,255,404	—	—
Ultragenyx Pharmaceutical, Inc.	1,920,000	90,000	(120,000)	1,890,000	$147,722,400	$74,589,120	$39,600	—
UniQure N.V.	2,100,000	95,000	(325,000)	1,870,000	$78,035,100	$(12,953,496)	$(1,590,985)	—
Affiliated Issuers no longer in the portfolio at period end	1,140,600	800,000	(1,940,600)	—	—	$21,398,548	$(37,237,101)	—
TOTAL OF AFFILIATED TRANSACTIONS	53,356,818	12,008,117	(14,077,990)	51,286,945	$991,812,344	$204,139,973	$29,295,282	$193,109
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2020, the Fund no longer has ownership of at least 5% voting shares.
***	A 1:10 reverse stock split occurred for this issue on July 17, 2020.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Institutional Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	110,475,332	2,005,572,182	2,116,047,514
Purchases/Additions	793,235,977	2,866,405,483	3,659,641,460
Sales/Reductions	(801,990,456)	(3,153,406,719)	(3,955,397,175)
Balance of Shares Held 7/31/2020	101,720,853	1,718,570,946	1,820,291,799
Value	$101,720,853	$1,719,602,088	$1,821,322,941
Change in Unrealized Appreciation/Depreciation	N/A	$649,467	$649,467
Net Realized Gain/(Loss)	N/A	$(264,813)	$(264,813)
Dividend Income	$737,945	$13,424,027	$14,161,972
Gain Distributions Received	N/A	$3,458	$3,458
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$523,397,264	$543,963,550
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2020, these restricted securities amounted to $179,402,068, which represented 2.3% of total net assets.
Additional information on restricted securities held at July 31, 2020, is as follows:
Security	Acquisition Date	Cost	Market Value
Agnico Eagle Mines Ltd.	12/26/2018	$92,623,360	$158,980,000
Apollo Investment Fund V	5/18/2001	$0	$86,128
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$217,068
Frequency Therapeutics, Inc., PIPE	7/20/2020	$3,704,400	$3,521,329
Frequency Therapeutics, Inc.	10/3/2019	$10,479,630	$16,277,800
Infrastructure Fund	8/11/2000	$404,496	$0
Latin Healthcare Fund	11/28/2000	$0	$319,743
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,026,808,130	$—	$7,972,268	$4,034,780,398
International	1,770,446,278	694,712,478	—	2,465,158,756
Preferred Stocks
Domestic	—	—	0	—
Debt Securities:
Warrants	—	5,737,457	—	5,737,457
Investment Companies	1,821,322,941	—	—	1,821,322,941
TOTAL SECURITIES	$7,618,577,349	$700,449,935	$7,972,268	$8,326,999,552
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
PIPE	—Private Investment in Public Equity